Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Derivative Financial Instruments [Abstract]
Derivative financial instruments
22	Derivative financial instruments

The following is a summary of the Company’s derivative financial instruments as of December 31, 2024 and March 31, 2024:

	Fair Value Outstanding
(In USD) As at	December 31, 2024	March 31, 2024
Current
Series A and Series B Warrants	$7,950,503	$-
Total	$7,950,503	$-

On November 7, 2024, the Company had issued, in the November 2024 Offering, 4,275,700 Series A warrants, each exercisable for one share of Common Stock at an initial exercise price of $4.03 per share. Each Series A warrant is exercisable on or after the initial exercise date as defined in the agreement and until expiry of five years from such date. On the Reset Date, as defined in the agreement, the exercise price of the warrants shall be adjusted to equal the lower of the exercise price and the Reset Price. Upon such reset, the number of warrant shares issuable upon exercise shall be increased such that aggregate exercise price remains unchanged. The Reset Price is defined as greater of a) the lowest daily volume weighted average price (“VWAP”) during the ten trading day period following the Reset Date and b) the floor price as mentioned in the agreement. The Company has issued 427,570 Series A warrants to the placement agent as a part of compensation for services rendered in connection with the November 2024 offering.

The Company had also sold, in the November 2024 Offering, Series B warrants, with a maximum eligibility at issue date equal to zero which shall be increased on the reset date as defined in the agreement to equal the Reset Share Amount. Each warrant will be exercisable for one share of Common Stock at a nominal exercise price of $0.0001 per share. Reset Share Amount means the number of shares of Common Stock obtained by subtracting (a) the total number of shares and warrants purchased by the holder from (b) the quotient determined by dividing (i) the aggregate purchase price paid by the holder (including all exercise prices paid or payable in respect of pre-funded warrants) by (ii) the Reset Price. The Company also issued Series B Warrants to the placement agent equal to 10% of the shares of Common Stock that will be issued to investors pursuant to their Series B Warrants at the Reset Date. These warrants have the same terms and conditions as the Series B warrants that were issued at closing. The maximum number of Series B Warrants that may be issued to the placement agent for the November 2024 offering is 921,451.

On December 24, 2024, the Company had issued, in the December 2024 Offering, 8,680,443 Series A warrants, each exercisable for one share of Common Stock at an initial exercise price of $1.95 per share. Each Series A warrant is exercisable on or after the initial exercise date as defined in the agreement and until expiry of five years from such date. On the Reset Date, as defined in the agreement, the exercise price of the Series A warrants shall be adjusted to equal the lower of the exercise price and the Reset Price. Upon such reset, the number of warrant shares issuable upon exercise shall be increased such that aggregate exercise price remains unchanged. The Company has issued 868,044 Series A warrants to the placement agent as a part of compensation for services rendered in connection with the December 2024 offering, which has similar terms as those Series A warrants issued to investors but cannot be recalled.

On December 24, 2024, the Company had sold, in the December 2024 Offering, Series B warrants, with a maximum eligibility at issue date equal to zero which shall be increased on the reset date as defined in the agreement to equal the Reset Share Amount. Each warrant will be exercisable for one share of Common Stock at a nominal exercise price of $0.0001 per share. Reset Share Amount means the number of shares of common stock obtained by subtracting (a) the total number of shares and warrants purchased by the holder from (b) the quotient determined by dividing (i) the aggregate purchase price paid by the holder (including all exercise prices paid or payable in respect of pre-funded warrants) by (ii) the Reset Price. The Company also issued Series B Warrants to the placement agent exercisable for a number of shares equal to 10% of the shares that will be exercisable by investors pursuant to their Series B Warrants at the Reset Date. These Series B warrants have the same terms and conditions as the Series B warrants that were issued at Closing .

The Company has classified both the Series A and Series B warrants (both November 2024 and December 2024 offering) as derivative financial instruments as per ASC 815-10-15-83.

The gain on fair value change of the derivative financial instruments recorded was $5,471,519 and $5,471,519, respectively, for three months and nine months ended December 31, 2024 which was recognized in the Condensed Consolidated Statements of Operations for their respective period (as no portion of such fair value adjustment resulted from instrument-specific credit risk).

As per the terms of the agreement, the number of warrants issued in the November 2024 and December 2024 offering are subject to anti-dilution adjustments wherein the exercise price of these Warrants will be adjusted to equal the floor price, if the Company secures any funding in a variable rate transaction and the number of warrants will also be adjusted such that aggregate exercise price of the warrants remains the same. Hence, the exercise price of warrants issued in November 2024 offering will be adjusted to equal the floor price once the stockholder’s approval is received and the exercise price of the warrants issued in December 2024 offering will also be adjusted to equal the price so adjusted for the warrants issued in the November 2024 offering.

The fair value of derivative financial instruments as on December 31, 2024 and March 31, 2024 are as follows:

	December 31, 2024		March 31, 2024
As at	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments under ASC 815-20
Series A and Series B Warrants	Derivative financial instruments	$7,950,503	Derivative financial instruments	$-
Total		$7,950,503		$-

The changes in fair value of the Series A and Series B warrants are being recognized under ‘Change in fair value of derivative financial instruments’ within the Condensed Consolidated Statements of Operations. Refer Note 31, Fair value measurements. The Company classifies cash flows related to derivative liabilities as financing activities in the Condensed Consolidated Statement of Cash Flows. Further, the Company has reported the (gain)/loss on fair value change of these derivative financial instruments under non cash adjustments to the cash flow from operating activities in the Condensed Consolidated Statement of Cash Flows.

35	Derivative financial instrument

The warrants are subject to equity price risk since the underlying for the instrument is the Company’s common stock price.

The fair value of derivative liabilities as on March 31, 2024 and March 31, 2023 are as follows:

	March 31, 2024		March 31, 2023
As at	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments under ASC 815-20

Warrants issued against SSCPN	NA	$-	Derivative	$11,978,213
Warrants issued to Placement agent		-	financial instrument	2,395,643
Total		$-		$14,373,856

The changes in fair value of warrants are being recognized under ‘Change in fair value of derivative financial instrument’ within the Consolidated Statement of Operations. See Note 34, Fair value measurements. The Company classifies cash flows related to derivative liabilities as financing activities in the Consolidated Statement of Cash Flows. On the close date of Reverse Recapitalization, these Warrants were reclassified to equity-classified common stock warrants (Refer Note 18).